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                                              AMERICAN
                                              EXPRESS
                                                  Financial
                                                  Direct

Strategist World Fund, Inc.

1998 Annual Report




                                               Strategist Emerging Markets Fund

                                                   Strategist World Growth Fund

                                                   Strategist World Income Fund

This wrapper includes a prospectus that describes in detail the Fund's objectives, investment strategies, risks, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

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Table of Contents

From the Portfolio Managers                                         1
The Funds' Long-term Performance                                    7
Independent Auditors' Report (Strategist World Fund, Inc.)         11
Financial Statements (Strategist World Fund, Inc.)                 12
Notes to Financial Statements (Strategist World Fund, Inc.)        17
Federal Income Tax Information (Strategist World Fund, Inc.)       22
Independent Auditors' Report (Emerging Markets Portfolio)          24
Financial Statements (Emerging Markets Portfolio)                  25
Notes to Financial Statements (Emerging Markets Portfolio)         28
Investments in Securities (Emerging Markets Portfolio)             32
Independent Auditors' Report (World Growth Portfolio)              39
Financial Statements (World Growth Portfolio)                      40
Notes to Financial Statements (World Growth Portfolio)             43
Investments in Securities (World Growth Portfolio)                 47
Independent Auditors' Report (World Income Portfolio)              55
Financial Statements (World Income Portfolio)                      56
Notes to Financial Statements (World Income Portfolio)             59
Investments in Securities (World Income Portfolio)                 64

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From the Portfolio Manager

Strategist Emerging Markets Fund

(picture of) Ian King
Ian King
Portfolio Manager

Major declines in smaller foreign markets late in the fiscal year led to a disappointing period for Strategist Emerging Markets Fund. Over the 12 months from November 1997 through October 1998, the Fund's Class A shares lost 34.82%.

The volatile tone that characterized the period was set in the fall of 1997, which found much of the world reeling from a meltdown in Asian markets. Although the financial crisis was confined to Asia, many smaller markets in other parts of the world suffered as well, as worried investors hastily dumped shares in any market that appeared susceptible to a spreading of the "Asian flu."

The situation improved a bit over the winter, especially in February, when the Fund's holdings in Brazil and Eastern Europe, rebounded strongly. But by spring, the Asian flu had spread to Russia, which in turn sent emerging markets as a whole into a tailspin. When Russia was ultimately forced to devalue its currency in August, markets throughout the world, even the major ones in Europe and the U.S., fell in dramatic fashion. Still, the period did end on a positive note, as many markets bounced back strongly in October.

A FEW BRIGHT SPOTS
As for the Fund, its performance largely followed the pattern of the emerging markets as a group. To its overall benefit, I maintained very little exposure to Asia during the fiscal year, while keeping relatively large exposures to Greece and Israel, which were essentially unaffected by the problems in the rest of the emerging markets. In fact, Greece performed extremely well during the 12 months.

Still, there was no avoiding the difficult market conditions. To try to temper the impact, last spring I reduced the Fund's exposure to Russia and substantially raised the level of cash reserves (to more than 20%). I also maintained considerable diversification in the portfolio, which included holdings in Brazil, Mexico, Argentina,

ANNUAL REPORT -- Oct. 31, 1998

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Chile, China, South Africa,  Hungary,  Thailand and Turkey, in addition to those mentioned earlier.

As performance picked up in October, I began reducing the cash level and putting more money to work in stocks. That decision reflects my belief that the worst is probably over for the emerging markets, though I fully expect periods of considerable volatility. For investors who are comfortable with that likelihood, I think it's reasonable to expect better performance in the year ahead.


(signature of Ian King)
Ian King


STRATEGIST WORLD FUND

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From the Portfolio Manager

Strategist World Growth Fund

(picture of) John O'Brien
John O'Brien
Portfolio Manager

A well-positioned portfolio and generally strong stock markets in the U.S. and Europe led to a productive 12 months for Strategist World Growth Fund. Ultimately, for the fiscal year -- November 1997 through October 1998 -- the Fund generated a total return of 17.02%. This figure was well ahead of that generated by the Morgan Stanley Capital International All-Country World Free Index, an unmanaged group of stocks commonly used to measure the performance of major worldwide markets.

When the period began last November, the global investment world was still in a state of shock as a result of the financial crisis that first struck Asia in late October. Within a few weeks, though, investors reached the conclusion that the major markets of the U.S. and Europe would likely weather the "Asian flu" with relatively little negative effect. European markets led the way, rallying through the winter and into the summer. The U.S., on the other hand, essentially marked time until February, when it mounted a powerful rally that lasted until mid-July.

Within a few weeks, though, the environment became radically different. Russia, already on shaky economic ground, was forced to devalue its currency, which in turn spawned fear that much of Latin America would soon be forced to follow suit. Then, just as the shock waves from that development had begun to subside a bit, financial markets worldwide were confronted with the possibility that heavy losses in speculative investments made by so-called hedge funds could ultimately cause banks to greatly curtail corporate lending activities.

FALL'S FALL-OUT
The result of all this bad news was widespread stock-selling in all major markets that didn't let up until October. By that time, the Fund was forced to give back more than half of what it earned through July. The period did end on an encouraging note, however, as most major markets bounced back strongly in October, which allowed the Fund's gain to reach well into double digits for the fiscal year as a whole.


ANNUAL REPORT -- Oct. 31, 1998
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I kept most of the portfolio  (about 60%) invested in Europe  throughout  the 12
months,  chiefly  in  the  United  Kingdom,   France,  Italy,  Germany  and  the
Netherlands. This proved to be productive, as those markets benefited from a trend toward corporate restructuring. The next-biggest exposure (about 40% at the peak) was to the U.S., whose stock market also enjoyed generally rising prices. I maintained only a minimal exposure (about 5%) to the struggling markets of Asia, including Japan, and Latin America.

As the new fiscal year begins, I continue to believe that the best opportunities for gain are in Europe, followed by the U.S., both of which should be able to sustain reasonably good economic growth accompanied by low inflation. Therefore, as of mid-November, those two regions still compromise the great majority of the portfolio's investments.


(signature of) John O'Brien
John O'Brien


STRATEGIST WORLD FUND

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From the Portfolio Manager

Strategist World Income Fund

(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

Despite substantial downturns in many smaller, or emerging, foreign markets, Strategist World Income Fund produced a positive result for the past fiscal year. For the 12 months -- November 1997 through October 1998 -- the Fund generated a total return (net asset value change and dividends) of 5.38%.

For the period as a whole, persistently low inflation and improving financial conditions in all the industrialized countries put a ceiling on any tendency for interest rates to rise. In fact, several European countries, which enjoyed a convergence of sounder economic policies, were able to lower interest rates in anticipation of the introduction of the common European currency, the euro, scheduled for 1999. Bond values rose in response to the rate decline.

In the U.S., government bonds benefited from healthy demand driven chiefly by a continuation of remarkably low inflation, a balanced federal budget and a "flight to quality" on the part of investors seeking a safe haven amid financial upheaval in Asia, Russia and Latin America. Ultimately, all the bond-buying drove down long-term interest rates, which in turn boosted bond values.

AN EMPHASIS ON THE DOLLAR
As usual, the greatest portion of the Fund's investments was in U.S. and foreign government bonds. To negate fluctuations in foreign currencies, I also employed hedging strategies for most of the period. Overall, the dollar appreciated against the major foreign currencies, including the yen (Japan) and the mark (Germany), which worked to the Fund's benefit.

Among the foreign markets, the clear investment emphasis was on Europe, including the United Kingdom, Germany and the Scandinavian countries. The only sore spot overseas was the emerging market sector, which, for the Fund, was largely confined to Latin America and Asia. Although the total emerging-market exposure was relatively

ANNUAL REPORT -- Oct. 31, 1998
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modest  (17% at the peak last  spring) and the great  majority of holdings  were denominated in U.S. dollars, the severity of the decline in emerging-market bond values last summer did, however, take a toll on the Fund's overall performance. The period ended on an encouraging note, though, as most emerging market bonds rebounded strongly during the final weeks.

I believe the low-inflation trend that benefited bonds in the past period remains in place throughout the world's major economies. In addition, central banks, including the Federal Reserve in the U.S., have recently shown a willingness to reduce short-term interest rates to thwart the possibility of a global recession. Both of those factors are positive for bonds. In addition, European investments should benefit from improving economies in that region, as well as the launch of a common currency in 1999. On the emerging-market front, the worst appears to be over. Therefore, I expect to maintain the Fund's small exposure to such markets, chiefly comparatively stable countries such as Mexico, Argentina, Korea and China/Hong Kong.


(signature of) Ray Goodner
Ray Goodner


STRATEGIST WORLD FUND
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The Funds' Long-term Performance

How $10,000 has grown in Strategist Emerging Markets Fund

$20,000

                                             Lipper
                                   Emerging Markets
                                         Fund Index

$10,000
                                  MSCI
                              Emerging
                           Market Free
                                 Index
                                                                         $6,903
Average annual total return                                 Strategist Emerging
(as of Oct. 31, 1998)                                              Markets Fund
                         Since
1 year                Inception*
-34.82%                  -17.20%
*Inception date was Nov. 13, 1996

11/96     1/97     4/97     7/97     10/97     1/98     4/98     7/98     10/98

Assumes: Holding period from 11/30/96 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,162. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Morgan Stanley Capital International
(MSCI)Emerging Markets Free Index and the Lipper Emerging Markets Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

MSCI Emerging Markets Free Index, is an unmanaged market capitalization-weighted index made up of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, published by Lipper Analytical Services, Inc. includes 30 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.




ANNUAL REPORT -- Oct. 31, 1998

               How $10,000 has grown in Strategist World Growth Fund
$20,000
                                   MSCI All Country
                                   World Free Index
$10,000                                                              $11,996
                                               Lipper       Strategist World
Average Annual total return             International            Growth Fund
(as of Oct. 31, 1998)                      Fund Index
                    Since
1 year    5 years   Inception*
+17.02%   +8.07%    +8.12%
*Inception date was May 20, 1990

5/96   7/96   10/96   1/97   4/97   7/97   10/97  1/98   4/98   7/98   10/98

Assumes: Holding period from 5/31/96 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $83. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Morgan Stanley Capital International
(MSCI) All Country World Free Index and the Lipper International Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Global Growth Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to World Growth Portfolio. The performance information represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

MSCI All Country World Free Index, is an unmanaged index reflecting securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.



STRATEGIST WORLD FUND
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               How $10,000 has grown in Strategist World Income Fund
$20,000
      Average annual total return
      (as of Oct. 31, 1998)
                          Since
      1 year    5 years   Inception*           Salomon Brothers Global
      +5.38%    +6.21%    +9.64%            Gov't Bond Composite Index
      *Inceptino date was March 20, 1989
$10,000                                                               $11,782
                                                  Lipper     Strategist World
                 Salomon Brothers          Global Income          Income Fund
           World Gov't Bond Index             Fund Incex

5/96   7/96   10/96   1/97   4/97   7/97   10/97   1/98   4/98   7/98   10/98

Assumes: Holding period from 5/31/96 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,550. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Salomon Brothers World Government Bond Index, the Salomon Brothers Global Gov't Bond Composite Index and the Lipper Global Income Fund Index. Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Salomon Brothers Global Government Bond Composite Index to the Salomon Brothers World Government Bond Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings and information for the index is more readily available. We will include both indexes in this transition year. In the future, however, only the Salomon Brothers World Government Bond Index will be included. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Global Bond Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to World Income Portfolio. The performance information represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Salomon Brothers World Government Bond Index is an unmanaged market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement



ANNUAL REPORT -- Oct. 31, 1998
index for portfolios of world government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions and other fees.

Salomon Brothers Global Government Bond Composite Index is an unmanaged representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in World Income Portfolio. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to World Income Portfolio, although some funds in the index may have somewhat different policies or objectives.



STRATEGIST WORLD FUND
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The financial statements contained in Post-Effective Amendment #7 to
Registration Statement No. 33-63951 filed on or about December 28, 1998, are incorporated herein by reference.

Federal Income Tax Information

The Funds are required by the Internal Revenue Code of 1986 to tell their shareholders about the tax treatment of the dividends they pay during their fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

Strategist Emerging Markets Fund
Fiscal year ended Oct. 31, 1998

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                           Per share
Dec. 29, 1997                           $0.87407
Total distributions                     $0.87407

The distribution of $0.87407 per share, payable Dec. 29, 1997, consisted of $0.00965 derived from net investment income and $0.86442 from net short-term capital gains (a total of $0.87407 taxable as dividend income).

Strategist World Growth Fund
Fiscal year ended Oct. 31, 1998

Income distribution taxable as dividend income, 25.29% qualifying for deduction by corporations.

Payable date                           Per share
Dec. 29, 1997                           $0.03942
Total distributions                     $0.03942


STRATEGIST WORLD FUND
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Strategist World Income Fund
Fiscal year ended Oct. 31, 1998

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                           Per share
Dec. 26, 1997                            0.15893
March 26, 1998                           0.08518
June 25, 1998                            0.06576
Sept. 24, 1998                           0.07070
Total distributions                     $0.38057

Capital gains distribution taxable as long-term capital gains.

Payable date                           Per share
Dec. 26, 1997                           $0.07786
Total distributions                     $0.45843

The distribution of $0.23679 per share, payable Dec. 26, 1997 consisted of $0.07399 derived from net investment income, $0.08494 from net short-term capital gains (a total of $0.15893 taxable as dividend income) and $0.07786 from long-term capital gains.

The long  term-capital  gains  distribution is divided into two rate categories:
28% -- $0.05022 and 20% -- 0.02764.


ANNUAL REPORT -- Oct. 31, 1998

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AMERICAN
EXPRESS
     Financial
     Direct


P.O. Box 59196
Minneapolis, MN 55459-0196



American Express Service Corporation, Distributor




                                                            S-6138 D (12/98)
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STATEMENT OF DIFFERENCES

Difference                              Description

1)   There are pictures and graphs      1)   Each picture and graph is
     throughout the annual report.           described  in parenthesis.